LEASES	9 Months Ended
Sep. 30, 2021
Leases
LEASES

NOTE 8 – LEASES

We adopted ASC 842 “Leases” using the modified retrospective approach, electing the practical expedient that allows us not to restate our comparative periods prior to the adoption of the standard on January 1, 2019. As such, the disclosures required under ASC 842 are not presented for periods before the date of adoption.

The following was included in our balance sheet as of September 30, 2021:

Operating leases	September 30, 2021

Assets
ROU operating lease assets	$1,476,771

Liabilities
Current portion of operating lease	$575,446
Operating lease, net of current portion	$1,592,880
Total operating lease liabilities	$2,168,326

The weighted average remaining lease term and weighted average discount rate at September 30, 2021 were as follows:

Weighted average remaining lease term (years)	September 30, 2021
Operating leases	6.61
Weighted average discount rate
Operating leases	6.00%

Operating Leases

On January 12, 2021, the Company’s new acquired subsidiary entered into an operating lease agreement to rent office space in Mumbai, India. This three-year agreement commenced January 12, 2021 with an annual rent of approximately $50,000.

On May 27, 2021, the Company’s new acquired subsidiary entered into an operating lease agreement to rent office space in Mumbai, United Kingdom. This ten-year agreement commenced May 27, 2021 with an annual rent of approximately $85,000 with the first six months rent free.

The following table reconciles future minimum operating lease payments to the discounted lease liability as of September 30, 2021:

2021	82,394
2022	330,171
2023	324,910
2024	279,112
2025 and later	842,673
Total lease payments	1,859,260
Less imputed interest	(391,127)
Total lease obligations	1,468,133
Less current obligations	(330,171)
Long-term lease obligations	$1,137,962